Summary of Significant Accounting Policies (Tables) - CIK0001815805 BROADSTONE ACQUISITION CORP.	8 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Schedule of basic and diluted net loss per ordinary share

	For the period
	From May 13, 2020
	(inception) through
	December 31, 2020
	Class A	Class B
Basic and diluted net loss per ordinary share
Numerator:
Allocation of net loss, as adjusted	$(5,596,126)	$(3,170,401)
Denominator:
Basic and diluted weighted average shares outstanding	14,320,851	8,113,263
Basic and diluted net loss per ordinary share	$(0.39)	$(0.39)

	For the three months		For the nine months ended
	ended September 30, 2021		September 30, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net loss per ordinary share
Numerator:
Allocation of net income (loss), as adjusted	$1,757,014	$439,254	$(2,177,496)	$(544,374)
Denominator:
Basic and diluted weighted average shares outstanding	30,530,301	7,632,575	30,530,301	7,632,575
Basic and diluted net income (loss), per ordinary share	$0.06	$0.06	$(0.07)	$(0.07)

			For the period
			from May 13, 2020
	For the three months		(inception) through
	ended September 30, 2020		September 30, 2020
	Class A	Class B	Class A	Class B
Basic and diluted net loss per ordinary share
Numerator:
Allocation of net loss, as adjusted	$(246,740)	$(407,892)	$(194,223)	$(471,141)
Denominator:
Basic and diluted weighted average shares outstanding	5,217,391	8,625,000	3,404,255	8,255,357
Basic and diluted net loss per ordinary share	$(0.05)	$(0.05)	$(0.06)	$(0.06)

Summary of reconciliation of ordinary shares subject to possible redemption

Gross Proceeds	$305,303,010
Less:
Proceeds allocated to Public Warrants	(11,955,000)
Class A Ordinary Shares issuance costs	(16,173,600)
Add:
Accretion of carrying value to redemption value	28,128,600
Class A Ordinary Shares subject to possible redemption at December 31, 2020	$305,303,010